Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

Note 1: Description of Business

Canterbury Resources, Inc. (“Canterbury”) was organized under the laws of the State of Nevada on September 2, 2008. Canterbury’s initial business plan was to acquire and explore mineral properties.

Exchange Agreement

On September 21, 2012 Echo Automotive LLC (“Echo”) and DBPJ Stock Holding, LLC, sole member of Echo (the “Echo Member”) entered into an exchange agreement (the “Exchange Agreement”) with Canterbury. The Exchange Agreement resulted in the Echo Member receiving a total of 52,500,000 shares of common stock of Canterbury in exchange for 100% of the issued and outstanding units of Echo. In accordance with the terms of the Exchange Agreement, the shares received by the Echo Member represented 70% of the issued and outstanding common stock of Canterbury at the time of the Exchange Agreement. As part of the exchange, Canterbury changed its name to Echo Automotive, Inc.

Operations

Echo Automotive, Inc. (the Company) is developing a set of technologies that it believes will reduce overall fuel expenses in commercial fleet vehicles by augmenting existing powertrains with highly efficient electrical energy delivered by electric motors powered by Echo’s modular plug-in battery modules. Echo believes this technology will achieve an immediate return on investment for each individual vehicle in a fleet.
The Company’s operations have previously been funded by advances and subsequent equity conversions by the majority stockholders. Future funding is expected to be provided in part by equity investments from other accredited investors. There can be no assurance that any of these strategies will be achieved on terms attractive to us.

NOTE 1: DESCRIPTION OF BUSINESS

Canterbury Resources, Inc. (“Canterbury”) was organized under the laws of the State of Nevada on September 2, 2008. Canterbury’s initial business plan was to acquire and explore mineral properties.

Exchange Agreement

On September 21, 2012, Echo Automotive LLC (“Echo LLC”) and DBPJ Stock Holding, LLC, sole member of Echo (the “Echo LLC Member”) completed an exchange agreement (the “Exchange Agreement”) with Canterbury. At the closing of the Exchange Agreement, the Echo LLC Member received a total of 52,500,000 shares of common stock of Canterbury in exchange for 100% of the issued and outstanding units of Echo LLC. In accordance with the terms of the Exchange Agreement, the shares received by the Echo LLC Member represent 70% of the issued and outstanding common stock of Canterbury. As part of the exchange, Canterbury changed its name to Echo Automotive, Inc.

Operations

Echo LLC, is an Arizona limited liability company in the development stage with several technologies and specific methods that we believe, allow commercial fleet vehicles to reduce their overall fuel expenses. The business plan for the Company is based on providing the marketplace a business proposition for reducing the use of fossil fuels by augmenting power trains within existing commercial fleet vehicles with energy efficient electrical assist delivered through electric motors powered by the Company’s modular plug-in battery modules to achieve tangible operating results including the potential of a quick return on the investment (of the Echo LLC conversion) for such amended vehicles.
The Company’s operations to date have primarily been funded by advances, private “family and friends” capital contributions, and subsequent equity conversions by the majority stockholders. The Company’s working and growth capital is dependent on more significant future funding expected to be provided in part by equity investments from other accredited investors including institutional investors. There can be no assurance that any of these strategies will occur or be achieved on satisfactory terms.